UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elliot Bossen
Title:  Managing Member
Phone:  (919) 969-9300


Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina         May 15, 2008
---------------------  -----------------------------     ------------------
     [Signature]            [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  92

Form 13F Information Table Value Total: $443,969
                                        (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13-F File Number            Name
---      ---------------------     -------------------------

 1        028-12814                Investcorp Silverback Arbitrage Master
                                   Fund, Limited


                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2008



COLUMN 1                          COLUMN  2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8

                                                            VALUE      SHRS OR SH/ PUT/    INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT PRN CALL    DISCRETION     MGRS  SOLE   SHARED   NONE
2020 CHINACAP ACQUIRCO INC    COM               90212G109     651      90,000   SH       Shared-Defined     1            90,000
2020 CHINACAP ACQUIRCO INC    *W EXP 11/08/201  90212G117     651      90,000   SH       Shared-Defined     1            90,000
ADVANCED MEDICAL OPTICS INC   NOTE 2.500% 7/1   00763MAG3   2,285   2,500,000  PRN       Shared-Defined     1         2,500,000
ADVANCED TECHNOLOGY ACQU COR  COM               007556103   1,615     216,458   SH       Shared-Defined     1           216,458
ADVANCED TECHNOLOGY ACQU COR  *W EXP 06/18/201  7556111       895     120,000   SH       Shared-Defined     1           120,000
ALTERNATIVE ASSET MGMT ACQU   COM               21494101    2,450     258,662   SH       Shared-Defined     1           258,662
ALTERNATIVE ASSET MGMT ACQU   *W EXP 08/01/201  21494119      521      55,000   SH       Shared-Defined     1            55,000
AMGEN INC                     NOTE 0.125% 2/0   031162AN0   9,537  10,500,000  PRN       Shared-Defined     1        10,500,000
ARVINMERITOR INC              NOTE 4.625% 3/0   043353AF8   3,415   4,000,000  PRN       Shared-Defined     1         4,000,000
CADENCE DESIGN SYSTEM INC     NOTE 8/1          127387AB4   8,811   8,945,000  PRN       Shared-Defined     1         8,945,000
CAPITOL ACQUISITION CORP DEL  COM               14055E104   1,097     119,400   SH       Shared-Defined     1           119,400
CAPITOL ACQUISITION CORP DEL  *W EXP 11/08/201  1.41E+116     827      90,000   SH       Shared-Defined     1            90,000
CARNIVAL CORP                 DBCV 2.000% 4/1   143658AN2   7,662   7,000,000  PRN       Shared-Defined     1         7,000,000
CARNIVAL CORP                 DBCV 1.132% 4/2   143658AV4   4,552   7,000,000  PRN       Shared-Defined     1         7,000,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167CA3   7,581   6,000,000  PRN       Shared-Defined     1         6,000,000
CITADEL BROADCASTING CORP     NOTE 1.875% 2/1   17285TAB2   4,108   5,000,000  PRN       Shared-Defined     1         5,000,000
CMS ENERGY CORP               NOTE 3.375% 7/1   125896AY6   6,113   4,700,000  PRN       Shared-Defined     1         4,700,000
COLUMBUS ACQUISITION CORP     *W EXP 05/18/201  198851115     504      67,000   SH       Shared-Defined     1            67,000
CONMED CORP                   NOTE 2.500%11/1   207410AD3     927   1,000,000  PRN       Shared-Defined     1         1,000,000
COOPER COS INC                DBCV 2.625% 7/0   216648AG0   3,183   3,175,000  PRN       Shared-Defined     1         3,175,000
CROWN CASTLE INTL CORP        COM               228227104   7,862     141,500  PRN       Shared-Defined     1           141,500
CV THERAPEUTICS INC           NOTE 2.750% 5/1   126667AF1   2,272   3,050,000  PRN       Shared-Defined     1         3,050,000
DST SYS INC DEL               DBCV 3.625% 8/1   233326AD9  13,578  10,000,000  PRN       Shared-Defined     1        10,000,000
FEI CO                        NOTE 6/1          30241LAD1   5,531   5,500,000  PRN       Shared-Defined     1         5,500,000
GENERAL MTRS CORP             DEB SR CV C 33    370442717   4,446     268,389  PRN       Shared-Defined     1           268,389
GLOBAL CONSUMER ACQST CORP    COM               378983100   1,816     200,000   SH       Shared-Defined     1           200,000
GLOBAL CONSUMER ACQST CORP    *W EXP 11/27/201  378983118   1,816     200,000   SH       Shared-Defined     1           200,000
GOLDEN POND HEALTHCARE INC    COM               38116J109     368      50,000   SH       Shared-Defined     1            50,000
GOLDEN POND HEALTHCARE INC    *W EXP 11/06/201  38116J117     368      50,000   SH       Shared-Defined     1            50,000
GSC ACQUISITION COMPANY       COM               40053G106   2,200     238,100   SH       Shared-Defined     1           238,100
GSC ACQUISITION COMPANY       *W EXP 06/25/201  40053G114   1,123     121,500   SH       Shared-Defined     1           121,500
HASBRO INC                    DBCV 2.750%12/0   418056AN7  16,270  12,000,000  PRN       Shared-Defined     1        12,000,000
HCC INS HLDGS INC             NOTE 1.300% 4/0   404132AB8  10,981  10,000,000  PRN       Shared-Defined     1        10,000,000
HICKS ACQUISITION CO I INC    COM               429086127   1,297     141,300   SH       Shared-Defined     1           141,300
HICKS ACQUISITION CO I INC    *W EXP 09/28/201  429086127     964     105,000   SH       Shared-Defined     1           105,000
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9   2,401   2,500,000  PRN       Shared-Defined     1         2,500,000
JAZZ TECHNOLOGIES INC         NOTE 8.000% 12/3  47214EAA0   1,064   1,400,000  PRN       Shared-Defined     1         1,400,000
JAZZ TECHNOLOGIES INC         *W EXP 03/15/201  47214E110     128     191,500   SH       Shared-Defined     1           191,500
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1   482740AC1   9,199   8,000,000  PRN       Shared-Defined     1         8,000,000
KAYDON CORP                   NOTE 4.000% 5/2   486587AB4  11,355   7,500,000  PRN       Shared-Defined     1         7,500,000
KBL HEALTHCARE ACQUIS CORP I  COM               48241N107   1,728     240,000   SH       Shared-Defined     1           240,000
KBL HEALTHCARE ACQUIS CORP I  *W EXP 07/18/201  48241N115   1,296     180,000   SH       Shared-Defined     1           180,000
KULICKE & SOFFA INDS INC      NOTE 0.875% 6/0   501242AT8   2,090   3,000,000  PRN       Shared-Defined     1         3,000,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1   50212AAB2   3,038   3,500,000  PRN       Shared-Defined     1         3,500,000
LAMAR ADVERTISING CO          NOTE 2.875%12/3   512815AG6   6,948   7,000,000  PRN       Shared-Defined     1         7,000,000
LIBERTY MEDIA CORP            DEB 3.250% 3/1    530715AR2   4,708   6,750,000  PRN       Shared-Defined     1         6,750,000
LIBERTY MEDIA CORP NEW        DEB 0.750% 3/3    530718AF2  14,953  15,000,000  PRN       Shared-Defined     1        15,000,000
LINEAR TECHNOLOGY CORP        NOTE 3.125% 5/0   535678AD8  19,290  20,000,000  PRN       Shared-Defined     1        20,000,000
LOCKHEED MARTIN CORP          DBCV 8/1          539830AP4  37,702  27,500,000  PRN       Shared-Defined     1        27,500,000
LOEWS CORP                    COM               540424108   3,620      90,000   SH       Shared-Defined     1            90,000
LOWES COS INC                 NOTE 10/1         548661CG0   8,352   9,000,000  PRN       Shared-Defined     1         9,000,000
MEDIA & ENTMT HOLDINGS INC    *W EXP 03/09/201  58439W116   1,331     178,000   SH       Shared-Defined     1           178,000
MEDIA & ENTMT HOLDINGS INC    COM               58439W108     837     111,900   SH       Shared-Defined     1           111,900
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470KAA2   9,089  10,000,000  PRN       Shared-Defined     1        10,000,000
MEDTRONIC INC                 NOTE 1.500% 4/1   585055AL0  10,540  10,000,000  PRN       Shared-Defined     1        10,000,000
MERRILL LYNCH & CO INC        NOTE 3/1          590188W46   4,271   4,000,000  PRN       Shared-Defined     1         4,000,000
MYLAN INC                     PFD CONV          628530206  13,907      16,000   SH       Shared-Defined     1            16,000
NABORS INDS INC               NOTE 0.940% 5/1   629568AP1   7,162   7,000,000  PRN       Shared-Defined     1         7,000,000
NATIONAL CITY CORP            NOTE 4.000% 2/0   635405AW3   9,923  12,000,000  PRN       Shared-Defined     1        12,000,000
NATIONAL RETAIL PROPERTIES I  NOTE 5.125% 6/1   637417AC0   9,019   9,000,000  PRN       Shared-Defined     1         9,000,000
NAVIOS MARITIME HOLDINGS INC  *W EXP 12/09/200  Y62196111     627      67,600   SH       Shared-Defined     1            67,600
NTR ACQUISITION CO            COM               629415100     872      91,100   SH       Shared-Defined     1            91,100
NTR ACQUISITION CO            *W EXP 06/28/201  629415118   1,244     130,000   SH       Shared-Defined     1           130,000
ON SEMICONDUCTOR CORP         NOTE 4/1          682189AE5   4,513   4,932,000  PRN       Shared-Defined     1         4,932,000
OVERTURE ACQUISITION CORP     SHS               G6830P100   1,890     200,000   SH       Shared-Defined     1           200,000
PIER 1 IMPORTS INC            NOTE 6.375% 2/1   720279AH1   1,619   2,000,000  PRN       Shared-Defined     1         2,000,000
PIONEER NAT RES CO            NOTE 2.875% 1/1   723787AH0   5,491   5,000,000  PRN       Shared-Defined     1         5,000,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ     759351307  31,500     446,284   SH       Shared-Defined     1           446,284
RENAISSANCE ACQUISITION CORP  *W EXP 01/28/201  75966C115     996     177,300   SH       Shared-Defined     1           177,300
RENAISSANCE AQUISITION CORP   COM               75966C305   1,045     186,000   SH       Shared-Defined     1           186,000
SEPRACOR INC                  NOTE 10/1         817315AW4   4,488   5,000,000  PRN       Shared-Defined     1         5,000,000
TAILWIND FINL INC             COM               874023104     116      15,000   SH       Shared-Defined     1            15,000
TAILWIND FINL INC             *W EXP 04/11/201  874023112     963     125,000   SH       Shared-Defined     1           125,000
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0   88163VAE9  15,640  15,000,000  PRN       Shared-Defined     1        15,000,000
TIME WARNER INC               COM               887317105     195      13,900   SH       Shared-Defined     1            13,900
TIME WARNER INC               COM               887317105   7,010     500,000   SH  PUT  Shared-Defined     1           500,000
TRANSFORMA ACQUISITION GROUP  COM               89366E100   1,376     177,500   SH       Shared-Defined     1           177,500
TRANSFORMA ACQUISITION GROUP  *W EXP 12/19/201  89366E118     408      52,700   SH       Shared-Defined     1            52,700
TRANS-INDIA ACQUISITION CORP  COM               893237107     448      59,900   SH       Shared-Defined     1            59,900
TRANSOCEAN SEDCO FOREX INC    NOTE 1.500%12/1   893830AV1   9,814   9,000,000  PRN       Shared-Defined     1         9,000,000
TRANSOCEAN SEDCO FOREX INC    NOTE 1.500%12/1   893830AW9   1,093   1,000,000  PRN       Shared-Defined     1         1,000,000
TRIPLECROWN ACQUISITION CORP  COM               89677G109   2,745     301,000   SH       Shared-Defined     1           301,000
TRIPLECROWN ACQUISITION CORP  *W EXP 10/22/201  89677G117   1,368     150,000   SH       Shared-Defined     1           150,000
UNION STREET ACQ CORP         COM               908536105   1,759     226,100   SH       Shared-Defined     1           226,100
UNION STREET ACQ CORP         *W EXP 02/05/201  908536113     969     124,500   SH       Shared-Defined     1           124,500
VANTAGE ENERGY SERVICES INC   COM               92209F102   1,998     268,200   SH       Shared-Defined     1           268,200
VANTAGE ENERGY SERVICES INC   *W EXP 99/99/999  92209F110     805     108,000   SH       Shared-Defined     1           108,000
VICTORY ACQUISITION CORP      COM               92644D100     743      79,000   SH       Shared-Defined     1            79,000
VICTORY ACQUISITION CORP      *W EXP 04/24/201  92644D118     846      90,000   SH       Shared-Defined     1            90,000
WASHINGTON MUT INC            COM               939322103     206      20,000   SH  PUT  Shared-Defined     1            20,000
WATSON PHARMACEUTICALS INC    DBCV 1.750% 3/1   942683AC7   6,791   7,000,000  PRN       Shared-Defined     1         7,000,000
XL CAP LTD                    CL A              G98255115   2,163      73,200   SH CALL  Shared-Defined     1            73,200



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